Financial Instruments and Fair Value Disclosures - Balance Sheet Location (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments
Subtotal	$ 114,727	$ 673,074
Derivatives not designated as hedging instruments
Subtotal	1,371,406	1,880,222
Total derivatives	1,486,133	2,553,296
Current assets - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	(196,991)	0
Current liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	311,718	297,908
Derivatives not designated as hedging instruments
Interest rate swaps	1,371,406	887,811
Long-Term Liabilities - Interest rate swaps
Derivatives designated as hedging instruments
Interest rate swaps	0	375,166
Derivatives not designated as hedging instruments
Interest rate swaps	$ 0	$ 992,411